Shareholder Report, Holdings (Details)	Jun. 30, 2024
Investor Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Investor Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Investor Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Investor Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Investor Class | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Investor Class | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Investor Class | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Investor Class | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Investor Class | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Investor Class | First Solar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Investor Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Institutional Class | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Institutional Class | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Institutional Class | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Institutional Class | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Institutional Class | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Institutional Class | First Solar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%